Amounts due to directors	12 Months Ended
Dec. 31, 2018
Disclosure of amounts due to directors [Abstract]
Amounts due to directors
10	Amounts due to directors

During the year ended December 31, 2018, the Corporation incurred $206 (2017 - $163) of directors’ fees and attendance fees earned by the members of the Board of Directors who are not employees or officers of the Corporation. At December 31, 2018, $49 (2017 - $21) was due to these individuals. These costs are included in general and administrative expenses in the consolidated statements of loss and comprehensive loss.